Financial assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nokia Shanghai Bell Co., Ltd.
Fair value of financial instruments
Expected future cash outflow for settlements	€ 501	€ 487
Private Venture Fund | Level 3
Fair value of financial instruments
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	€ (70)	€ 17